Other Income and Expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other non-operating income [Abstract]
Reversal of other provisions	₩ 25,826	₩ 16,542	₩ 12,700
Reversal of allowance for doubtful accounts	2,465	0	143
Gains on government grants	269	281	482
Gains on assets contributed	24,324	6,921	17,336
Gains on liabilities exempted	1,314	916	10,303
Compensation and reparations revenue	95,407	113,292	89,901
Revenue from research contracts	4,001	5,276	6,818
Income related to transfer of assets from customers	643,477	604,808	594,548
Rental income	193,567	191,088	186,631
Others of Other Income	45,798	58,849	51,032
Refund of claim for rectification	11,880	1,969	8,933
Adjustment of research project	2,150	3,294	2,267
Maintenance expenses on lease building	2,785	153	176
Training expenses	3,852	3,167	3,220
Deposit redemption	314	436	7
Reversal of expenses on litigation	620	9,926	753
Revenue on royalty fee	0	0	6,909
Reimbursement of insurance fee	22	610	7,145
Gains on guarantee contracts	134	135	39
Miscellaneous other non-operating income	24,041	39,159	21,583
Other non-operating income	1,036,448	997,973	969,894
Other non-operating expense
Compensation and indemnification expense	11,959	403	23,437
Accretion expenses of other provisions	17,991	7,939	41,924
Depreciation expenses on investment properties	1,453	5,069	923
Depreciation expenses on idle assets	6,604	6,542	6,547
Other bad debt expense	32,503	29,348	17,827
Donations	316,981	64,752	63,743
Others of Other Expense	30,229	127,860	76,929
Operating expenses related to the idle assets	46	49	47
Research grants	91	399	461
Supporting expenses on farming and fishing village	16,115	13,991	13,537
Operating expenses on fitness center	5,101	5,234	4,788
Expenses on adjustment of research and development grants	720	554	404
Taxes and dues	253	188	199
Expenses on R&D supporting	242	67	53
Miscellaneous other non-operating expense	7,661	107,378	57,440
Other non-operating expense	₩ 417,720	₩ 241,913	₩ 231,330